Pension and Other Postretirement Benefits - Multiemployer Plans (Details 6) (USD $) In Millions, unless otherwise specified	12 Months Ended																				12 Months Ended
	Dec. 31, 2013 employees	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2013 Steelworkers Pension Trust [Member]	Dec. 31, 2012 Steelworkers Pension Trust [Member]	Dec. 31, 2011 Steelworkers Pension Trust [Member]	Dec. 31, 2013 IAM National Pension Fund's National Pension Plan [Member]	Dec. 31, 2012 IAM National Pension Fund's National Pension Plan [Member]	Dec. 31, 2011 IAM National Pension Fund's National Pension Plan [Member]	Dec. 31, 2013 Multiemployer Plan, Individually Insignificant Multiemployer Plans [Member]	Dec. 31, 2012 Multiemployer Plan, Individually Insignificant Multiemployer Plans [Member]	Dec. 31, 2011 Multiemployer Plan, Individually Insignificant Multiemployer Plans [Member]	Mar. 31, 2014 Mansfield Works [Member] employees	Mar. 31, 2014 Walbridge Tube [Member] employees	Dec. 31, 2013 Walbridge Tube [Member] Steelworkers Pension Trust [Member] employees	Mar. 31, 2014 Ashland Works [Member] employees	Dec. 31, 2013 Ashland Works [Member] Steelworkers Pension Trust [Member] employees	Mar. 31, 2014 Middletown Works [Member] employees	Dec. 31, 2013 Zanesville Works [Member] IAM National Pension Fund's National Pension Plan [Member] employees	Dec. 31, 2013 Butler Works [Member] IAM National Pension Fund's National Pension Plan [Member] employees	Dec. 31, 2012 Ashland coke plant [Member] PACE Industry Union-Management Pension Fund [Member]	Dec. 31, 2013 Workforce Subject to Collective Bargaining Arrangements Expiring within One Year [Member] Mansfield Works [Member] Steelworkers Pension Trust [Member] employees	Dec. 31, 2013 Workforce Subject to Collective Bargaining Arrangements Expiring within One Year [Member] Middletown Works [Member] IAM National Pension Fund's National Pension Plan [Member] employees
Multiemployer Plans [Line Items]
Contributions to multiemployer plans	$ 22.1	$ 19.6	$ 20.0	$ 7.3	$ 7.0	$ 7.2	$ 14.8	$ 12.6	$ 12.3	$ 0	$ 0	$ 0.5
Number of Employees	6,400												280	100	90	820	820	1,650	160	1,200		280	1,650
Multiemployer Plans Withdrawal Obligation																					$ 1.8